SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total operating revenues		$ 639,145	$ 445,538	$ 11,548
Employee benefits expenses	[1]	(146,096)	(103,585)	(60,278)
Depreciation and amortization		(205,060)	(169,397)	(126,956)
Interest expense, net of amounts capitalized		(133,594)	(129,567)	(92,358)
Other segment items	[2]	(260,226)	(189,073)	(93,263)
Net loss		(105,831)	(146,084)	(361,307)
Net loss attributable to participation interest		9,105	12,567	34,856
Net loss attributable to Studio City International Holdings Limited		(96,726)	(133,517)	(326,451)
Revenue from casino contract [Member]
Segment Reporting Information [Line Items]
Total operating revenues		259,842	155,527	(56,665)
Rooms [Member]
Segment Reporting Information [Line Items]
Total operating revenues		160,721	111,733	17,915
Food and beverage [Member]
Segment Reporting Information [Line Items]
Total operating revenues		89,660	62,426	17,489
Entertainment [Member]
Segment Reporting Information [Line Items]
Total operating revenues		47,533	61,777	1,649
Services fee [Member]
Segment Reporting Information [Line Items]
Total operating revenues		59,529	40,473	21,889
Mall [Member]
Segment Reporting Information [Line Items]
Total operating revenues		18,289	10,744	7,189
Retail and other [Member]
Segment Reporting Information [Line Items]
Total operating revenues		$ 3,571	$ 2,858	$ 2,082

[1]	"Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs for non-gaming operations from Melco’s subsidiaries. Certain amounts of “Employee benefits expenses” are included in “Other segments items” as pre-opening costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of Studio City capitalized in property and equipment
[2]	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses, corporate and other non-gaming services recharged from Melco’s subsidiaries, pre-opening costs, property charges and other, interest income, net foreign exchange (losses) gains, (loss) gain on extinguishment of debt and income tax (expense) benefit.